SECURED NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of secured notes payable [Abstract]
Disclosure of detailed information about secured notes [Text Block]

As at December 31, 2017, the Company has an obligation for US$330 million or $414.8 million Canadian dollar equivalent from the secured notes payable.

Total outstanding secured notes payable	$414,843
Less: unamortized deferred transaction costs and issuance discount	18,334
Total secured notes payable	$396,509